BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
BORROWINGS [Abstract]
Schedule of bank borrowings
	At December 31,
	2015	2016
Short-term	$667,682,811	$595,433,960
Long-term, current portion	1,104,735	-
Subtotal	668,787,546	595,433,960
Long-term	38,776,693	28,835,700
	$707,564,239	$624,269,660

Schedule of future principal repayment on the long-term bank loans
2020 and after	$28,835,700